Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Cash flows from operating activities:
Net loss			$ (74,475,000)		$ (50,425,000)
Depreciation and amortization			9,933,000		11,379,000
Equity-based compensation			3,460,000		4,235,000
Amortization of deferred contract acquisition costs			3,220,000		1,790,000
Loss on disposal of assets					1,683,000
Change in fair value of embedded derivative liability			78,497,000
Amortization of debt issuance costs			212,000
Operating lease amortization			140,000		57,000
(Reversal of) Provision for allowance for doubtful accounts			(95,000)		364,000
Deferred income taxes			58,000		(665,000)
Net income from discontinued operations, net of tax			(60,037,000)		(1,136,000)
Changes in assets and liabilities:
Accounts receivable			5,405,000		(5,175,000)
Contract assets			(5,631,000)		242,000
Prepaid and other current assets			(4,141,000)		(776,000)
Due from affiliates, net			3,252,000		9,737,000
Deferred contract acquisition costs			(6,467,000)		(5,368,000)
Other assets					27,000
Accounts payable			(2,247,000)		5,329,000
Accrued expenses			(2,720,000)		145,000
Deferred revenue			(1,279,000)		1,883,000
Other current liabilities					(58,000)
Other liabilities					248,000
Net cash, cash equivalents and restricted cash used in operating activities of continuing operations			(52,915,000)		(26,484,000)
Net cash, cash equivalents and restricted cash provided by operating activities of discontinued operations			849,000		9,301,000
Net cash, cash equivalents and restricted cash used in operating activities			(52,066,000)		(17,183,000)
Recapitalization, net of costs (Note 2)			(1,502,000)
Proceeds from convertible senior notes			75,000,000
Payment of debt issuance costs			(2,244,000)
Repayment of Promissory Notes			(119,640,000)
Proceeds from Promissory Notes					19,429,000
Repayment of finance leases			(22,000)		(21,000)
Cash paid for income taxes, net of refunds			2,440,000		1,137,000
Operating lease right-of-use assets obtained in exchange for operating lease liabilities			1,383,000		583,000
Non-cash increase to paid-in capital as a result of settlement of transactions with former Parent			36,241,000		1,754,000
Non-cash decrease to paid-in capital as a result of reverse merger transaction			132,000
Cash flows from investing activities:
Purchases of property and equipment			(920,000)		(1,074,000)
Net cash, cash equivalents and restricted cash used in investing activities of continuing operations			(920,000)		(1,074,000)
Net cash, cash equivalents and restricted cash provided by investing activities of discontinued operations			125,022,000
Net cash, cash equivalents and restricted cash provided by (used in) investing activities			124,102,000		(1,074,000)
Cash flows from financing activities:
Net cash, cash equivalents and restricted cash (used in) provided by financing activities of continuing operations			(48,408,000)		19,408,000
Effect of foreign currency exchange rates on cash			(1,786,000)		(1,746,000)
Net decrease in cash, cash equivalents and restricted cash			21,842,000		(595,000)
Cash, cash equivalents and restricted cash at beginning of period			5,621,000		6,243,000
Cash, cash equivalents and restricted cash at end of period			27,463,000		5,648,000
Less cash of discontinued operations					(27,000)
Cash, cash equivalents and restricted cash of continuing operations at end of period			27,463,000		5,621,000
Cash and cash equivalents			25,990,000		3,505,000
Restricted cash			1,473,000		2,116,000
NEWTOWN LANE MARKETING, INCORPORATED [Member]
Cash flows from operating activities:
Net loss	$ (84,173)	$ (30,663)	$ (155,680)	$ (155,680)	$ (62,411)	$ (62,411)
Contributed services	2,500	2,500		5,000		5,000
Increase (decrease) in accounts payable and accrued expenses	(77,033)	4,423		115,772		20,464
Changes in assets and liabilities:
Net cash, cash equivalents and restricted cash used in operating activities	(158,706)	(23,740)		(34,908)		(36,947)
Proceeds from the exercise of stock options				8,362
Due to unrelated party	160,086
Issuance convertible notes payable – related party		20,000		20,000		40,000
NET CHANGE IN CASH	1,380	(3,740)		(6,546)		3,053
CASH AT BEGINNING OF PERIOD	7,285	13,831		13,831		10,778
CASH AT END OF PERIOD	8,665	10,091		7,285		13,831
Cash paid for interest
Cash paid for taxes
Cash flows from financing activities:
Net cash, cash equivalents and restricted cash (used in) provided by financing activities of continuing operations	$ 160,086	$ 20,000		$ 28,362		$ 40,000